License Agreement - Lilly License (Details) $ / shares in Units, $ in Millions		11 Months Ended
	Dec. 08, 2022 USD ($) installment	Dec. 31, 2022 USD ($) $ / shares shares
Stone Peach [Member]
License Agreement
Percentage of right to sell		50.00%
Sale price per share | $ / shares		$ 2.040724
Series Seed preferred shares | Stone Peach [Member]
License Agreement
Percentage of right to repurchase		50.00%
Price per share | $ / shares		$ 2.448869
Period for share repurchases		2 years
Series Seed preferred shares | Z33 Bio Inc | Stone Peach [Member]
License Agreement
Shares issued | shares		4,900,222
Lilly license
License Agreement
Upfront cash payment	$ 7.0
Research and development license consideration liability		$ 2.6
Percentage of right to sell		50.00%
Sale price per share | $ / shares		$ 2.040724
Amount obligated to pay	3.0
Gross proceeds from financing	$ 100.0
Number of commercial, development and regulatory milestone payments | installment	10
Aggregate amount of commercial, development and regulatory milestone payments	$ 155.0
Maximum amount of sales milestone payments	$ 440.0
Maximum annual earned royalty at a marginal royalty rate	20.00%
Lilly license | Z33 Bio Inc | Stone Peach [Member]
License Agreement
Percentage of right to repurchase		50.00%
Price per share | $ / shares		$ 2.448869
Period for share repurchases		2 years
Lilly license | Series Seed preferred shares
License Agreement
Number of shares to be issued | shares		4,702,867
Lilly license | Series Seed preferred shares | Z33 Bio Inc | Stone Peach [Member]
License Agreement
Shares issued | shares		4,900,222
Lilly license | JATT Common stock
License Agreement
Number of shares to be issued | shares		550,000